Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Loss per share
Schedule of loss per share

	Year Ended December 31,
(in thousands of €)	2020	2019	2018
Loss of the year	€(528,923)	€(162,965)	€(66,641)
Weighted average number of shares outstanding	45,410,442	38,619,121	33,419,356
Basic and diluted loss per share (in €)	€(11.65)	€(4.22)	€(1.99)